Note 4 - Loans - Modified in a Troubled Debt Restructuring (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Number of contracts	2	3	4
Pre-modification	$ 446,064	$ 1,620,213	$ 2,571,343
Post-modification	$ 445,881	$ 1,541,568	$ 2,575,355
Real Estate Portfolio Segment [Member] | Commercial [Member]
Number of contracts	1	1	1
Pre-modification	$ 91,280	$ 513,868	$ 1,771,395
Post-modification	$ 91,097	$ 505,978	$ 1,775,407
Real Estate Portfolio Segment [Member] | Residential [Member]
Number of contracts	1	2	1
Pre-modification	$ 354,784	$ 1,106,345	$ 49,194
Post-modification	$ 354,784	$ 1,035,590	$ 49,194
Real Estate Portfolio Segment [Member] | Farmland [Member]
Number of contracts			1
Pre-modification			$ 400,778
Post-modification			$ 400,778
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Number of contracts			1
Pre-modification			$ 349,976
Post-modification			$ 349,976